Annual Total Returns (Vanguard Total International Stock Index Fund - Signal Shares Signal) (Vanguard Total International Stock Index Fund, Vanguard Total International Stock Index Fund - Signal Shares)
12 Months Ended
Oct. 31, 2013
Vanguard Total International Stock Index Fund | Vanguard Total International Stock Index Fund - Signal Shares
Annual Total Return
2013	15.14%
2012	18.21%
2011	(14.52%)